Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Supplementry Financial Statement Information [Abstract]
Net of allowance for credit losses (in Dollars)	$ 0	$ 380
Ordinary shares, shares authorized	15,000,000	15,000,000
Ordinary shares, shares issued	8,094,791	2,151,745
Ordinary shares, shares outstanding	8,094,791	2,151,745
Ordinary shares, par value (in Dollars per share)